Condensed Financial Information Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Parent Company Only
Schedule of Condensed Balance Sheets
Community Bancorp. (Parent Company Only)	December 31,	December 31,
Balance Sheets	2022	2021

Assets

Cash	$1,372,381	$908,042
Investment in subsidiary - Community National Bank	87,018,360	97,061,296
Investment in Capital Trust	387,000	387,000
Income taxes receivable	223,816	185,439
Total assets	$89,001,557	$98,541,777

Liabilities and Shareholders' Equity

Liabilities

Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	938,194	894,509
Total liabilities	13,825,194	13,781,509

Shareholders' Equity

Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding
at December 31, 2022 and 2021 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,647,710 and 5,587,939 shares issued at December 31, 2022 and 2021, respectively
(including 16,850 and 14,337 shares issued February 1, 2023 and 2022,
respectively)	14,119,275	13,969,848
Additional paid-in capital	36,383,235	35,322,063
Retained earnings	46,464,447	37,758,105
Accumulated other comprehensive loss	(20,667,817)	(1,166,971)
Less: treasury stock, at cost; 210,101 shares at December 31, 2022 and 2021	(2,622,777)	(2,622,777)
Total shareholders' equity	75,176,363	84,760,268

Total liabilities and shareholders' equity	$89,001,557	$98,541,777

Schedule of Condensed Statements of Income
Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Income	2022	2021

Income
Bank subsidiary distributions	$5,124,000	$4,291,000
Dividends on Capital Trust	17,225	11,805
Total income	5,141,225	4,302,805

Expense
Interest on junior subordinated debentures	573,603	393,105
Administrative and other	509,409	501,749
Total expense	1,083,012	894,854

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	4,058,213	3,407,951
Income tax benefit	223,816	185,439

Income before equity in undistributed net income of subsidiary	4,282,029	3,593,390
Equity in undistributed net income of subsidiary	9,457,911	9,544,948
Net income	$13,739,940	$13,138,338

Schedule of Condensed Statements of Cash Flows

Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Cash Flows	2022	2021

Cash Flows from Operating Activities
Net income	$13,739,940	$13,138,338
Adjustments to reconcile net income to net cash provided by
operating activities:
Equity in undistributed net income of subsidiary	(9,457,911)	(9,544,948)
Increase in income taxes receivable	(38,377)	(467)
Net cash provided by operating activities	4,243,652	3,592,923

Cash Flows from Financing Activities
Dividends paid on preferred stock	(66,563)	(48,750)
Dividends paid on common stock	(3,712,750)	(3,386,502)
Net cash used in financing activities	(3,779,313)	(3,435,252)
Net increase in cash	464,339	157,671

Cash
Beginning	908,042	750,371
Ending	$1,372,381	$908,042

Cash Received for Income Taxes	$185,439	$184,973

Cash Paid for Interest	$573,603	$393,105

Dividends paid:
Dividends declared	$4,967,035	$4,699,529
Increase in dividends payable attributable to dividends declared	(43,686)	(149,212)
Dividends reinvested	(1,210,599)	(1,163,815)
	$3,712,750	$3,386,502